EARNINGS PER SHARE - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Net income attributable to equity holders of the Company, basic	$ 143.1	$ 55.8	$ 295.9	$ 57.2
Net income attributable to equity holders of the Company, diluted	$ 143.1	$ 55.8	$ 295.9	$ 57.2
Basic weighted-average number of ordinary shares (in shares)	556,199,402	505,412,690	555,203,601	490,972,248
Diluted weighted-average number of ordinary shares (in shares)	563,532,523	507,716,795	562,594,355	493,776,517
Basic earnings per share (in USD per share)	$ 0.26	$ 0.11	$ 0.53	$ 0.12
Diluted earnings per share (in USD per share)	$ 0.25	$ 0.11	$ 0.53	$ 0.12